Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 130.3%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,940,948
Arizona 3.4%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,456,760
5.5%, 12/1/2029	1,400,000	1,860,376
Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities:
Series A, 4.5%, 1/1/2049	1,000,000	1,091,590
Series A, 5.0%, 1/1/2054	895,000	1,021,705
Arizona, State University Revenue System , Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	7,521,438
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,205,830
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	3,000,000	3,096,780
		17,254,479
California 16.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	3,016,000
Series A-1, 5.0%, 6/1/2035	2,500,000	3,005,825
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,950,560
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	392,986
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,345,000
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,730,200
5.25%, 4/1/2035	4,295,000	4,752,632
5.5%, 3/1/2040	1,370,000	1,399,880
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,453,416
Series A, AMT, 5.0%, 12/31/2047	640,000	770,605
Series A, AMT, 5.0%, 6/1/2048	240,000	288,204
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,017,380
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,254,938
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,264,006
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	8,735,535
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,580,391
Series D, AMT, 5.0%, 5/15/2048	5,000,000	6,170,200
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,804,650
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,716,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,883,200
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,631,324
		81,162,932
Colorado 4.8%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,335,843
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	957,706
Series A, 5.0%, 12/1/2048	1,305,000	1,528,912
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	12,338,749
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,718,432
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	490,000	577,931
		24,457,573
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	513,987
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	2,043,230
District of Columbia 1.3%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	613,990
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	891,400
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,782,806
AMT, 5.0%, 10/1/2047	1,000,000	1,200,980
		6,489,176
Florida 10.8%
Davie, FL, Educational Facilities Revenue, Nova Southestern University Project, 5.0%, 4/1/2048	1,665,000	1,975,722
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	2,500,000	2,670,850
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,795,986
Series A, AMT, 5.0%, 10/1/2047	965,000	1,155,009
Hillsborough County, FL, Aviation Authority, Tempa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	3,026,975
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,737,550
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,855,553
Series A, Prerefunded, 5.5%, 10/1/2041	10,000,000	10,033,500
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, Prerefunded, 5.375%, 10/1/2035	2,000,000	2,092,211
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,088,470
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,964,114
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	11,895,000	12,278,733
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	1,750,000	2,040,360
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,318,478
		55,033,511
Georgia 7.0%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,042,401
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,817,223
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	1,034,040
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,254,606
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.5%, 2/15/2045	505,000	514,539
Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,662,339
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	546,124
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,386,300
Series A, 5.5%, 9/15/2024	5,000,000	5,943,150
Series A, 5.5%, 9/15/2028	10,000,000	13,058,600
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,158,723
		35,418,045
Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	627,228
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	377,660
		1,004,888
Hawaii 1.2%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,313,316
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,737,280
		6,050,596
Idaho 0.5%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, Prerefunded, 5.0%, 7/1/2035, INS: AGMC	2,500,000	2,580,650
Illinois 9.6%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,461,282
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	911,840
Series A, 5.5%, 1/1/2049	855,000	1,015,458
Chicago, IL, O'Hare International Airport Revenue, Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	9,589,500
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,445,371
Series A, AMT, 5.0%, 1/1/2053	4,500,000	5,401,215
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	800,000	846,232
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	467,388
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,102,275
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	991,952
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	788,093
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,686,792
Series A, 5.0%, 11/15/2045	1,745,000	1,987,607
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,181,403
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,311,559
Series A, 5.0%, 5/1/2034	3,500,000	4,074,560
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	2,925,000	3,622,642
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,108,429
		48,993,598
Indiana 4.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group:
5.0%, 11/15/2043	245,000	280,969
5.0%, 11/15/2048	485,000	554,151
5.0%, 11/15/2053	2,200,000	2,499,332
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,354,650
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	4,067,700
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,595,300
		21,352,102
Iowa 0.8%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	645,000	740,963
Series A, 5.0%, 5/15/2047	1,940,000	2,189,232
Series A, 5.0%, 5/15/2048	820,000	938,974
		3,869,169
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	365,328
Series A, 5.25%, 6/1/2041	480,000	564,682
		930,010
Louisiana 3.4%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	826,710
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,948,900
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,068,040
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,793,818
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,241,330
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,379,274
		17,258,072
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,272,674
Series A, 5.0%, 7/1/2048	1,050,000	1,264,410
		2,537,084
Maryland 1.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,146,120
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare obligated Group, Series A, 5.5%, 1/1/2046	745,000	885,395
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,453,250
Series A, 5.0%, 7/1/2048	3,000,000	3,477,270
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,380,520
		9,342,555
Massachusetts 0.6%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,910,375
Michigan 3.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,227,453
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,124,225
Michigan, State Building Authority Revenue, Facilities Program, Series H, 5.125%, 10/15/2033	2,495,000	2,506,477
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,455,156
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,351,420
		15,664,731
Minnesota 3.1%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	2,139,318
Series A, 5.0%, 2/15/2053	5,060,000	5,974,848
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,482,666
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	6,127,170
		15,724,002
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	377,250
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	1,060,000	1,209,651
		1,586,901
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,569,121
Nevada 1.9%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,358,253
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,286,918
		9,645,171
New Jersey 3.3%
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,267,086
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,402,437
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	348,442
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	404,012
Series A, 5.0%, 6/15/2047	385,000	447,878
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	5,600,000	6,574,624
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	715,000	864,178
Series A, 5.0%, 12/15/2034	1,145,000	1,379,324
Series A, 5.0%, 12/15/2036	475,000	568,813
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	80,168
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	1,005,025
Series A, 5.25%, 6/1/2046	440,000	515,610
		16,857,597
New York 8.2%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,708,060
Series D, 5.0%, 11/15/2038	1,090,000	1,235,428
Series C, 5.0%, 11/15/2042	5,000,000	5,575,000
Series A-1, 5.25%, 11/15/2039	4,000,000	4,598,120
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	220,000	273,645
Series A, 5.0%, 8/1/2035	315,000	390,638
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,138,200
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,750,080
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	410,000	498,384
AMT, 5.0%, 1/1/2034	410,000	497,158
AMT, 5.0%, 1/1/2036	410,000	495,354
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	167,724
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	922,360
Series TE, 5.0%, 12/15/2035	1,000,000	1,151,630
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series EE, 5.375%, 6/15/2043	1,270,000	1,337,602
Series EE, Prerefunded, 5.375%, 6/15/2043	2,480,000	2,618,334
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	240,260
5.0%, 9/1/2039	510,000	596,378
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	951,832
Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2048	1,875,000	2,273,156
		41,419,343
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,590,276
Ohio 2.8%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,130,754
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,527,964
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,674,630
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,759,756
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,947,997
		14,041,101
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	4,114,690
Pennsylvania 6.5%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,700,028
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, Prerefunded, 5.375%, 7/1/2042	7,000,000	7,244,370
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	335,000	385,176
Series A, 5.0%, 12/1/2048	865,000	980,642
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	556,089
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,820,738
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	930,247
5.0%, 6/1/2035	375,000	462,375
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	23,744
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,364,057
Series B-1, 5.0%, 6/1/2042	2,000,000	2,366,680
Series C, 5.0%, 12/1/2043	4,000,000	4,512,440
Series A, 5.0%, 12/1/2044	1,665,000	2,042,106
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	2,835,000	2,910,071
Series B, AMT, 5.0%, 7/1/2047	915,000	1,086,032
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,806,810
		33,191,605
South Carolina 4.9%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,580,146
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,083,440
South Carolina, State Jobs-Economic Development Authority, Acts Retirement Life Communities, Inc., Series C, 5.0%, 11/15/2047	1,350,000	1,571,791
South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	2,550,000	2,637,490
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,679,840
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	7,421,020
		24,973,727
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,454,664
Series A, 5.0%, 7/1/2044	1,600,000	1,918,528
		3,373,192
Texas 19.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,332,951
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,744,707
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,299,393
5.0%, 1/1/2048	6,145,000	7,412,345
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,320,600
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,152,840
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,760,830
Series B, 5.0%, 7/1/2048	5,000,000	6,049,400
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,778,547
Series F, 5.25%, 11/1/2033	3,500,000	4,032,910
Series A, Prerefunded, 5.25%, 11/1/2038	4,000,000	4,192,400
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,934,735
Series B, 5.25%, 10/1/2051	5,000,000	5,721,800
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,648,125
Texas, Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700% , 2.315% *, 12/15/2026	1,380,000	1,374,770
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,240,655
5.5%, 8/1/2025	7,250,000	8,757,855
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	1,600,000	1,667,200
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	4,650,000	5,486,674
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	275,953
5.0%, 12/15/2031	3,165,000	3,487,134
5.0%, 12/15/2032	2,000,000	2,200,560
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,413,704
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	3,622,095
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,571,435
		98,479,618
Utah 0.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,167,005
Series A, AMT, 5.0%, 7/1/2048	575,000	694,445
		1,861,450
Virginia 0.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	475,700
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	3,645,000	4,218,541
		4,694,241
Washington 4.1%
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,312,867
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2048	6,000,000	7,283,640
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	2,985,000	3,136,011
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	1,998,850
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	275,000	325,361
5.0%, 8/15/2035	235,000	277,288
5.0%, 8/15/2036	155,000	182,441
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,321,150
		20,837,608
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,748,574
Wisconsin 0.8%
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,578,035
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	70,000	74,185
Series A, 5.0%, 9/15/2045	95,000	100,312
Series A, 5.0%, 9/15/2050	380,000	400,520
		4,153,052
Total Municipal Bonds and Notes (Cost $592,667,183)		661,668,980
Underlying Municipal Bonds of Inverse Floaters (a) 19.1%
Florida 2.4%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (b)	10,000,000	12,137,425
Trust: Florida, School Board, Series 2016-XM0182, 144A, 13.76%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 7.0%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	12,655,689
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 13.953%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (b)	10,000,000	11,105,200
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 9.97%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	10,000,000	11,608,175
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 9.97%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		35,369,064
New York 4.9%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	10,000,000	12,289,525
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 14.405%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (b)	7,165,000	9,102,254
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A,14.289%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2038 (b)	2,685,000	3,369,573
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 14.338%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		24,761,352
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	10,000,000	12,098,450
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A,13.97%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	10,000,000	12,338,625
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 13.97%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $90,435,285)		96,704,916
	Shares	Value ($)
Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.195% ** (Cost $594,625)	594,339	594,398
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $683,697,093)	149.5	758,968,294
Floating Rate Notes (a)	(11.9)	(60,200,000)
Series 2018 MTPS, net of deferred offering costs	(39.1)	(198,735,033)
Other Assets and Liabilities, Net	1.5	7,648,431
Net Assets Applicable to Common Shareholders	100.0	507,681,692

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of August 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Current yield; not a coupon rate.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$758,373,896	$—	$758,373,896
Open-End Investement Companies	594,398	—	—	594,398
Total	$594,398	$758,373,896	$—	$758,968,294

(c)	See Investment Portfolio for additional detailed categorizations.